Joint operations (Tables)	12 Months Ended
Dec. 31, 2020
Contract where entity not operator
Disclosure of joint operations [line items]
Schedule of interests in joint arrangements

32.1       Contracts in which Ecopetrol is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
Occidental de Colombia LLC	Chipirón		30-41%
Occidental Andina LLC	Cosecha	Production	30%	Colombia
	Cravo Norte		55%
	Rondón		50%
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Frontera Energy Colombia Corp.	Quifa	Production	40%	Colombia
	Casanare		74.40%
	Corocora		83.91%
Perenco Colombia Limited	Estero	Production	95.98%	Colombia
	Garcero		91.22%
	Orocúe		86.47%
ONGC Videsh Limited Sucursal	Ronda Caribe RC-10	Exploration	50%	Offshore Caribe
Colombiana				Norte
Petrobras, Repsol & Statoil	Tayrona	Exploration	50%	Offshore Caribe
				Norte
	Fuerte Sur
Shell EP Offshore Ventures Limited	Purple Angel	Exploration	50%	Offshore Caribe
	Col-5			Norte
	Saturno		10%
Shell	Sul de Gato do Mato	Exploration	30%	Brazil
	Gato do Mato		30%
BP Energy	Pau Brasil	Exploration	20%	Brazil
Chevron	CE-M-715_R11	Exploration	50%	Brazil
Lewis	SSJN1	Exploration	50%	Colombia
	Mana		30%
Interoil Colombia	Ambrosia	Production	30%	Colombia
	Rio Opia		30%
	Rancho Hermoso-Mirador		100%
Canacol	Rancho Hermoso -Otras formaciones	Production	70%	Colombia
	Llanos 86		50%
	Llanos 87		50%
Geopark	Llanos 104	Exploration	50%	Colombia
	Llanos 123		50%
	Llanos 124		50%
Fieldwood - Gunflint	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil -	Dalmatian	Production	30%	Gulf of Mexico
Oxy (Anadarko) - K2	K2	Production	21%	Gulf of Mexico
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
HESS	ESOX	Production	21%	Gulf of Mexico
Pemex Exploración y Producción	Bloque 8	Exploration	50%	Gulf of Mexico
PC Carigali Mexico Operation SA	Bloque 6	Exploration	50%	Gulf of Mexico
Talos	Palmer	Exploration	30%	Gulf of Mexico
OXY (Anadarko)	Warrior	Exploration	30%	Gulf of Mexico
Occidental Petroleum Company	Rodeo Midland Basin	Production	49%	Permian Texas U.S.

Contract where Entity is operator
Disclosure of joint operations [line items]
Schedule of interests in joint arrangements

32.2       Contracts in which Ecopetrol is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
	VMM29	Exploration	50%	Colombia
ExxonMobil Exploration Colombia	CR2
	C62
Repsol Colombia oil &gas limited	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Sucursal Colombia	RC9	Exploration	50%	Colombia
CPVEN E&P Corp Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Parex Resources Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Repsol Colombia Oil & Gas Limited	CPO9 – Akacias	Production	55%	Colombia
Occidental Andina LLC	La Cira Infantas	Production	58%
	Teca		76%	Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
Total Colombia	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil & Gas
Equion Energia Limited
Emerald Energy	Oleoducto Alto Magdalena	OAM	45%	Colombia
Frontera Energy
Lewis	Clarinero	Exploration	50%	Colombia
Talisman Oil & Gas	Niscota	Production	20%	Colombia
Total Colombie
ONGC	RC-9	Exploration	50%	Colombia